Distribution Date:	05/17/23	Wells Fargo Commercial Mortgage Trust 2015-C31
Determination Date:	05/11/23
Next Distribution Date:	06/16/23
Record Date:	04/28/23	Commercial Mortgage Pass-Through Certificates
Series 2015-C31
Notice of Address Change
Effective March 1, 2023 our Computershare Corporate Trust office located at 600 S 4th Street Minneapolis, MN 55415 has moved and our new address is 1505 Energy Park Drive St.
Paul, Minnesota 55108. Please update your records to reflect the new address.

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Anthony Sfarra	(212) 214-5613	Anthony.Sfarra@wellsfargo.com
Certificate Interest Reconciliation Detail	4		375 Park Avenue, 2nd Floor, J0127-023 | New York, NY 10152 | United States
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Exchangeable Certificate Factor Detail	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Additional Information	7	Special Servicer	Midland Loan Services
Bond / Collateral Reconciliation - Cash Flows	8		askmidlandls.com	(913) 253-9000
Bond / Collateral Reconciliation - Balances	9		A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	10-14	Trust Advisor	BellOak, LLC
Mortgage Loan Detail (Part 1)	15-18		Attention: Reporting		Reporting@belloakadvisors.com
Mortgage Loan Detail (Part 2)	19-22		200 N. Pacific Coast Highway, Suite 1400 | El Segundo, CA 90245 | United States
Principal Prepayment Detail	23	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Historical Detail	24		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Delinquency Loan Detail	25				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Collateral Stratification and Historical Detail	26
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 1	27		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Specially Serviced Loan Detail - Part 2	28		1100 North Market Street | Wilmington, DE 19890 | United States
Modified Loan Detail	29
Historical Liquidated Loan Detail	30
Historical Bond / Collateral Loss Reconciliation Detail	31
Interest Shortfall Detail - Collateral Level	32
Supplemental Notes	33

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 33

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	94989WAP2	1.679000%	38,222,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	94989WAQ0	2.309000%	20,290,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	94989WAR8	3.427000%	200,000,000.00	156,922,492.63	0.00	448,144.49	0.00	0.00	448,144.49	156,922,492.63	34.76%	30.00%
A-4	94989WAS6	3.695000%	366,122,000.00	366,122,000.00	0.00	1,127,350.66	0.00	0.00	1,127,350.66	366,122,000.00	34.76%	30.00%
A-SB	94989WAT4	3.487000%	67,302,000.00	34,417,980.51	1,210,853.82	100,012.92	0.00	0.00	1,310,866.74	33,207,126.69	34.76%	30.00%
A-S	94989WAU1	4.049000%	49,425,000.00	49,425,000.00	0.00	166,768.19	0.00	0.00	166,768.19	49,425,000.00	28.96%	25.00%
B	94989WAY3	4.482000%	60,544,000.00	60,544,000.00	0.00	226,131.84	0.00	0.00	226,131.84	60,544,000.00	21.86%	18.88%
C	94989WAZ0	4.595403%	46,953,000.00	46,953,000.00	0.00	179,806.65	0.00	0.00	179,806.65	46,953,000.00	16.36%	14.13%
D	94989WBB2	3.852000%	56,838,000.00	56,838,000.00	0.00	182,449.98	0.00	0.00	182,449.98	56,838,000.00	9.69%	8.38%
E	94989WAD9	4.595403%	24,712,000.00	24,712,000.00	0.00	94,634.68	0.00	0.00	94,634.68	24,712,000.00	6.79%	5.88%
F	94989WAF4	4.595403%	11,120,000.00	11,120,000.00	0.00	42,584.07	0.00	0.00	42,584.07	11,120,000.00	5.49%	4.75%
G	94989WAH0	4.595403%	46,953,380.00	46,786,570.92	0.00	109,575.40	0.00	0.00	109,575.40	46,786,570.92	0.00%	0.00%
R	94989WAM9	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			988,481,381.00	853,841,044.06	1,210,853.82	2,677,458.88	0.00	0.00	3,888,312.70	852,630,190.24

X-A	94989WAV9	0.952666%	741,361,000.00	606,887,473.14	0.00	481,801.10	0.00	0.00	481,801.10	605,676,619.32
X-B	94989WAW7	0.113403%	60,544,000.00	60,544,000.00	0.00	5,721.58	0.00	0.00	5,721.58	60,544,000.00
X-D	94989WAX5	0.743403%	56,838,000.00	56,838,000.00	0.00	35,211.31	0.00	0.00	35,211.31	56,838,000.00
Notional SubTotal			858,743,000.00	724,269,473.14	0.00	522,733.99	0.00	0.00	522,733.99	723,058,619.32

Deal Distribution Total					1,210,853.82	3,200,192.87	0.00	0.00	4,411,046.69

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 33

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	94989WAP2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	94989WAQ0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	94989WAR8	784.61246315	0.00000000	2.24072245	0.00000000	0.00000000	0.00000000	0.00000000	2.24072245	784.61246315
A-4	94989WAS6	1,000.00000000	0.00000000	3.07916667	0.00000000	0.00000000	0.00000000	0.00000000	3.07916667	1,000.00000000
A-SB	94989WAT4	511.39610279	17.99134974	1.48603192	0.00000000	0.00000000	0.00000000	0.00000000	19.47738165	493.40475305
A-S	94989WAU1	1,000.00000000	0.00000000	3.37416672	0.00000000	0.00000000	0.00000000	0.00000000	3.37416672	1,000.00000000
B	94989WAY3	1,000.00000000	0.00000000	3.73500000	0.00000000	0.00000000	0.00000000	0.00000000	3.73500000	1,000.00000000
C	94989WAZ0	1,000.00000000	0.00000000	3.82950291	0.00000000	0.00000000	0.00000000	0.00000000	3.82950291	1,000.00000000
D	94989WBB2	1,000.00000000	0.00000000	3.21000000	0.00000000	0.00000000	0.00000000	0.00000000	3.21000000	1,000.00000000
E	94989WAD9	1,000.00000000	0.00000000	3.82950308	0.00000000	0.00000000	0.00000000	0.00000000	3.82950308	1,000.00000000
F	94989WAF4	1,000.00000000	0.00000000	3.82950270	0.00000000	0.00000000	0.00000000	0.00000000	3.82950270	1,000.00000000
G	94989WAH0	996.44734671	0.00000000	2.33370633	1.48219170	19.15369841	0.00000000	0.00000000	2.33370633	996.44734671
R	94989WAM9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	94989WAV9	818.61262346	0.00000000	0.64988730	0.00000000	0.00000000	0.00000000	0.00000000	0.64988730	816.97933843
X-B	94989WAW7	1,000.00000000	0.00000000	0.09450284	0.00000000	0.00000000	0.00000000	0.00000000	0.09450284	1,000.00000000
X-D	94989WAX5	1,000.00000000	0.00000000	0.61950297	0.00000000	0.00000000	0.00000000	0.00000000	0.61950297	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 33

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	04/01/23 - 04/30/23	30	0.00	448,144.49	0.00	448,144.49	0.00	0.00	0.00	448,144.49	0.00
A-4	04/01/23 - 04/30/23	30	0.00	1,127,350.66	0.00	1,127,350.66	0.00	0.00	0.00	1,127,350.66	0.00
A-SB	04/01/23 - 04/30/23	30	0.00	100,012.92	0.00	100,012.92	0.00	0.00	0.00	100,012.92	0.00
X-A	04/01/23 - 04/30/23	30	0.00	481,801.10	0.00	481,801.10	0.00	0.00	0.00	481,801.10	0.00
X-B	04/01/23 - 04/30/23	30	0.00	5,721.58	0.00	5,721.58	0.00	0.00	0.00	5,721.58	0.00
X-D	04/01/23 - 04/30/23	30	0.00	35,211.31	0.00	35,211.31	0.00	0.00	0.00	35,211.31	0.00
A-S	04/01/23 - 04/30/23	30	0.00	166,768.19	0.00	166,768.19	0.00	0.00	0.00	166,768.19	0.00
B	04/01/23 - 04/30/23	30	0.00	226,131.84	0.00	226,131.84	0.00	0.00	0.00	226,131.84	0.00
C	04/01/23 - 04/30/23	30	0.00	179,806.65	0.00	179,806.65	0.00	0.00	0.00	179,806.65	0.00
D	04/01/23 - 04/30/23	30	0.00	182,449.98	0.00	182,449.98	0.00	0.00	0.00	182,449.98	0.00
E	04/01/23 - 04/30/23	30	0.00	94,634.68	0.00	94,634.68	0.00	0.00	0.00	94,634.68	0.00
F	04/01/23 - 04/30/23	30	0.00	42,584.07	0.00	42,584.07	0.00	0.00	0.00	42,584.07	0.00
G	04/01/23 - 04/30/23	30	829,736.97	179,169.31	0.00	179,169.31	69,593.91	0.00	0.00	109,575.40	899,330.88
Totals			829,736.97	3,269,786.78	0.00	3,269,786.78	69,593.91	0.00	0.00	3,200,192.87	899,330.88

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 33

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	94989WAU1	4.049000%	49,425,000.00	49,425,000.00	0.00	166,768.19	0.00	0.00	166,768.19	49,425,000.00
A-S (Pex)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	94989WAY3	4.482000%	60,544,000.00	60,544,000.00	0.00	226,131.84	0.00	0.00	226,131.84	60,544,000.00
B (Pex)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	94989WAZ0	4.595403%	46,953,000.00	46,953,000.00	0.00	179,806.65	0.00	0.00	179,806.65	46,953,000.00
C (Pex)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			156,922,000.03	156,922,000.00	0.00	572,706.68	0.00	0.00	572,706.68	156,922,000.00

Exchangeable Certificate Details
PEX	94989WBA4	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 33

Exchangeable Certificate Factor Detail
Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
PEX	94989WBA4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 33

	Additional Information
Total Available Distribution Amount (1)	4,411,046.69
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 33

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,282,774.29	Master Servicing Fee	7,595.45
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,991.90
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	355.77
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	1,834.43
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,282,774.29	Total Fees	12,987.55

Principal		Expenses/Reimbursements
Scheduled Principal	1,210,853.82	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	56,808.10
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	12,500.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	285.81
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,210,853.82	Total Expenses/Reimbursements	69,593.91

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,200,192.87
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,210,853.82
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,411,046.69
Total Funds Collected	4,493,628.11	Total Funds Distributed	4,493,628.15

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 33

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	853,841,044.06	853,841,044.06	Beginning Certificate Balance	853,841,044.06
(-) Scheduled Principal Collections	1,210,853.82	1,210,853.82	(-) Principal Distributions	1,210,853.82
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	852,630,190.24	852,630,190.24	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	853,841,044.06	853,841,044.06	Ending Certificate Balance	852,630,190.24
Ending Actual Collateral Balance	852,630,190.24	852,630,190.24

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.60%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 33

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	20	194,203,096.06	22.78%	27	4.5019	NAP	Defeased	20	194,203,096.06	22.78%	27	4.5019	NAP
2,000,000 or less	8	10,976,156.55	1.29%	29	4.9322	2.527777	1.30 or less	17	189,358,850.05	22.21%	29	4.7920	0.888468
2,000,001 to 3,000,000	7	18,098,713.57	2.12%	28	4.8903	1.915540	1.31 to 1.40	7	80,207,645.16	9.41%	29	4.6671	1.364480
3,000,001 to 4,000,000	10	33,693,805.80	3.95%	30	4.6977	1.827032	1.41 to 1.50	6	80,565,273.71	9.45%	29	4.7554	1.459429
4,000,001 to 5,000,000	11	49,934,603.34	5.86%	29	4.7785	2.176680	1.51 to 1.60	4	22,531,834.90	2.64%	27	4.5510	1.542567
5,000,001 to 6,000,000	3	16,702,382.83	1.96%	29	4.5826	1.473378	1.61 to 1.70	3	17,049,680.37	2.00%	28	4.7825	1.675114
6,000,001 to 7,000,000	3	19,185,176.99	2.25%	28	4.8510	1.320871	1.71 to 1.80	5	58,744,043.07	6.89%	29	4.6570	1.739985
7,000,001 to 8,000,000	1	7,737,712.83	0.91%	29	4.9800	1.886200	1.81 to 1.90	2	9,469,562.29	1.11%	29	4.9324	1.881683
8,000,001 to 9,000,000	4	34,163,809.79	4.01%	29	4.6057	2.272501	1.91 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
9,000,001 to 10,000,000	1	9,877,539.53	1.16%	27	4.5900	2.058200	2.01 to 2.25	5	47,302,785.72	5.55%	29	4.6286	2.157866
10,000,001 to 15,000,000	9	110,523,372.84	12.96%	29	4.7332	1.568850	2.26 or greater	21	153,197,418.91	17.97%	28	4.3812	3.709994
15,000,001 to 20,000,000	4	68,655,575.66	8.05%	29	4.5767	1.336093	Totals	90	852,630,190.24	100.00%	28	4.6135	1.847506
20,000,001 to 30,000,000	6	143,378,244.45	16.82%	29	4.5327	2.438399
30,000,001 to 50,000,000	2	75,500,000.00	8.85%	28	4.2694	2.790816
50,000,001 or greater	1	60,000,000.00	7.04%	29	4.9900	0.473700
Totals	90	852,630,190.24	100.00%	28	4.6135	1.847506
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 33

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	28	194,203,096.06	22.78%	27	4.5019	NAP	Texas	4	33,641,184.19	3.95%	28	4.6698	1.094377
Alabama	1	3,895,170.67	0.46%	27	4.7800	1.389900	Virginia	3	32,735,044.29	3.84%	27	4.4340	4.062982
Arizona	1	2,244,998.29	0.26%	27	4.9000	2.324700	Washington	2	40,058,032.72	4.70%	30	4.5265	2.052986
California	4	49,711,400.84	5.83%	29	4.6375	2.469779	Wisconsin	2	13,789,146.07	1.62%	27	4.4780	1.483085
Colorado	2	14,912,020.65	1.75%	30	4.7170	1.395376	Totals	106	852,630,190.24	100.00%	28	4.6135	1.847506
Connecticut	1	45,000,000.00	5.28%	28	4.7500	1.483800
									Property Type³
Florida	6	40,741,318.70	4.78%	28	4.5447	2.153459
Georgia	5	24,276,795.63	2.85%	28	5.2148	1.845945		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Idaho	4	26,420,526.76	3.10%	29	4.8688	1.335668		Properties	Balance	Agg. Bal.			DSCR¹
Illinois	3	9,195,114.22	1.08%	29	4.5638	1.789528	Defeased	28	194,203,096.06	22.78%	27	4.5019	NAP
Indiana	6	40,131,691.41	4.71%	29	4.5901	1.850519	Industrial	4	20,138,115.53	2.36%	30	4.7285	0.976945
Kansas	1	5,333,998.78	0.63%	29	4.6200	1.693300	Lodging	11	143,564,323.51	16.84%	29	4.8574	1.399853
Louisiana	5	29,488,492.93	3.46%	28	4.5610	1.773043	Mixed Use	3	35,247,973.80	4.13%	29	4.5170	1.633777
Maryland	1	3,272,242.94	0.38%	40	4.7000	1.423600	Mobile Home Park	6	10,939,262.47	1.28%	28	4.9061	1.842272
Michigan	9	34,334,595.57	4.03%	29	4.7607	1.253879	Multi-Family	8	83,872,353.33	9.84%	29	4.6048	2.146210
Mississippi	1	4,506,257.19	0.53%	28	4.8400	1.734900	Office	9	108,788,384.37	12.76%	28	4.5109	2.353017
Missouri	1	6,767,527.66	0.79%	27	4.6200	1.666200	Retail	26	213,392,981.01	25.03%	29	4.6127	1.936954
New Jersey	1	60,000,000.00	7.04%	29	4.9900	0.473700	Self Storage	11	42,483,700.16	4.98%	29	4.5338	2.385389
New York	2	33,416,406.21	3.92%	28	3.6841	4.502340	Totals	106	852,630,190.24	100.00%	28	4.6135	1.847506
North Carolina	1	12,893,935.92	1.51%	29	4.8500	2.859400
Ohio	4	11,672,919.84	1.37%	29	4.9038	1.880332
Oklahoma	1	17,159,395.48	2.01%	29	4.5400	1.214400
Oregon	1	4,891,629.37	0.57%	29	4.7500	4.807600
Pennsylvania	3	37,562,885.25	4.41%	29	4.5560	1.753241
Tennessee	3	20,374,362.60	2.39%	29	4.7904	1.029151

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 33

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	20	194,203,096.06	22.78%	27	4.5019	NAP	Defeased	20	194,203,096.06	22.78%	27	4.5019	NAP
	3.750% or less	1	30,500,000.00	3.58%	28	3.5602	4.719200	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.250%	1	8,575,005.65	1.01%	29	4.2500	2.966400	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	8	125,060,564.22	14.67%	28	4.3777	2.344356	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	31	283,220,044.13	33.22%	29	4.6395	1.777321	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	20	167,123,430.23	19.60%	29	4.9064	1.288610	49 months or greater	70	658,427,094.18	77.22%	29	4.6464	1.897012
	5.001% to 5.250%	7	26,221,966.63	3.08%	29	5.1224	1.535589	Totals	90	852,630,190.24	100.00%	28	4.6135	1.847506
	5.251% to 5.500%	1	4,569,281.29	0.54%	27	5.5000	0.847300
	5.501% or greater	1	13,156,802.03	1.54%	30	5.5800	1.795100
	Totals	90	852,630,190.24	100.00%	28	4.6135	1.847506
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 33

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	20	194,203,096.06	22.78%	27	4.5019	NAP	Defeased	20	194,203,096.06	22.78%	27	4.5019	NAP
	60 months or less	70	658,427,094.18	77.22%	29	4.6464	1.897012	Interest Only	5	117,750,000.00	13.81%	28	4.3415	2.813229
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	240 months or less	11	60,546,857.67	7.10%	29	5.0579	1.923255
	Totals	90	852,630,190.24	100.00%	28	4.6135	1.847506	241 months to 300 months	54	480,130,236.51	56.31%	29	4.6694	1.669005
								301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	90	852,630,190.24	100.00%	28	4.6135	1.847506
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 33

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	20	194,203,096.06	22.78%	27	4.5019	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	68	638,421,251.89	74.88%	29	4.6404	1.919538
	13 to 24 months	2	20,005,842.29	2.35%	30	4.8390	1.178168
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	90	852,630,190.24	100.00%	28	4.6135	1.847506
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 33

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	310929920	OF	Boston	MA	Actual/360	4.170%	243,250.00	0.00	0.00	N/A	08/11/25	04/11/25	70,000,000.00	70,000,000.00	05/11/23
2	300571422	LO	Weehawken	NJ	Actual/360	4.990%	249,500.00	0.00	0.00	N/A	10/06/25	--	60,000,000.00	60,000,000.00	02/06/21
3	310930962	OF	Hartford	CT	Actual/360	4.750%	178,125.00	0.00	0.00	N/A	09/11/25	--	45,000,000.00	45,000,000.00	05/11/23
4	303161036	LO	Tacoma	WA	Actual/360	4.600%	108,631.19	58,619.04	0.00	N/A	11/01/25	--	28,338,571.66	28,279,952.62	05/01/23
5	310931757	OF	New York	NY	Actual/360	3.560%	90,488.42	0.00	0.00	N/A	09/06/25	--	30,500,000.00	30,500,000.00	05/06/23
6	610929867	LO	Jacksonville Beach	FL	Actual/360	4.510%	98,585.80	49,134.04	0.00	N/A	07/11/25	04/11/25	26,231,255.48	26,182,121.44	05/11/23
7	304880007	RT	Newport News	VA	Actual/360	4.352%	82,915.58	50,031.62	0.00	N/A	07/05/25	--	22,862,752.06	22,812,720.44	05/05/23
8	310930030	MU	Philadelphia	PA	Actual/360	4.300%	89,283.77	39,382.80	0.00	N/A	10/11/25	--	24,916,401.29	24,877,018.49	05/11/23
9	416000218	IN	Warren	MI	Actual/360	4.750%	48,891.26	83,346.34	0.00	N/A	11/01/25	--	12,351,475.80	12,268,129.46	05/01/23
10	300571417	MF	Modesto	CA	Actual/360	4.600%	93,916.67	0.00	0.00	N/A	10/06/25	--	24,500,000.00	24,500,000.00	05/06/23
11	304880011	RT	Moscow	ID	Actual/360	4.890%	85,848.12	36,476.86	0.00	N/A	11/01/25	--	21,067,022.61	21,030,545.75	05/01/23
12	416000210	MF	San Antonio	TX	Actual/360	4.480%	81,804.66	33,954.30	0.00	N/A	09/01/25	--	21,911,961.45	21,878,007.15	05/01/23
13	416000217	Various Various		Various	Actual/360	4.695%	78,089.65	26,018.40	0.00	N/A	11/01/25	--	19,959,015.90	19,932,997.50	05/01/23
14	310930274	RT	Lawton	OK	Actual/360	4.540%	65,047.25	33,711.32	0.00	N/A	10/11/25	--	17,193,106.80	17,159,395.48	05/11/23
15	310930600	RT	Zephyrhills	FL	Actual/360	4.580%	62,220.79	24,725.68	0.00	N/A	09/11/25	--	16,302,390.67	16,277,664.99	05/11/23
16	300571420	MF	Baton Rouge	LA	Actual/360	4.460%	56,904.26	25,046.34	0.00	N/A	10/06/25	--	15,310,564.03	15,285,517.69	05/06/23
17	600930915	RT	Fort Wayne	IN	Actual/360	4.650%	57,885.67	25,260.77	0.00	N/A	10/11/25	--	14,938,236.58	14,912,975.81	05/11/23
18	304880018	Various Various		Various	Actual/360	5.580%	61,347.11	36,125.58	0.00	N/A	11/01/25	--	13,192,927.61	13,156,802.03	05/01/23
19	310928801	RT	North Bend	WA	Actual/360	4.350%	42,787.66	25,412.56	0.00	N/A	10/11/25	--	11,803,492.66	11,778,080.10	05/11/23
20	304880020	MF	Charlotte	NC	Actual/360	4.850%	52,187.85	18,522.85	0.00	N/A	10/05/25	--	12,912,458.77	12,893,935.92	05/05/23
21	303161030	RT	Largo	FL	Actual/360	4.280%	45,475.00	0.00	0.00	N/A	09/01/25	--	12,750,000.00	12,750,000.00	05/01/23
22	300571411	RT	Knoxville	TN	Actual/360	4.820%	45,970.97	17,659.90	0.00	N/A	10/06/25	--	11,445,053.76	11,427,393.86	05/06/23
24	600923399	OF	Birmingham	MI	Actual/360	4.790%	42,609.02	17,658.00	0.00	N/A	10/11/25	--	10,674,493.31	10,656,835.31	05/11/23
25	303161026	LO	Oshkosh	WI	Actual/360	4.460%	39,752.91	16,629.10	0.00	N/A	08/01/25	--	10,695,849.45	10,679,220.35	05/01/23
26	304880026	MF	Louisville	KY	Actual/360	4.440%	30,987.03	11,592.57	0.00	N/A	08/01/25	--	8,374,873.38	8,363,280.81	05/01/23
27	304880027	MF	Louisville	KY	Actual/360	4.440%	8,739.93	3,269.70	0.00	N/A	08/01/25	--	2,362,143.78	2,358,874.08	05/01/23
28	304880028	RT	Bossier City	LA	Actual/360	4.590%	37,846.88	17,070.15	0.00	N/A	08/01/25	--	9,894,609.68	9,877,539.53	05/01/23
29	304880029	LO	Bensalem	PA	Actual/360	4.980%	32,264.70	36,914.70	0.00	N/A	10/01/25	--	7,774,627.53	7,737,712.83	05/01/23

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 33

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
30	410930631	SS	Richmond	CA	Actual/360	4.250%	30,436.25	18,757.74	0.00	N/A	10/01/25	--	8,593,763.39	8,575,005.65	05/01/23
31	300571421	MU	Santa Clarita	CA	Actual/360	5.070%	37,103.08	15,384.38	0.00	N/A	10/06/25	--	8,781,793.50	8,766,409.12	05/06/23
32	303161035	RT	Manchester	NH	Actual/360	4.250%	28,914.43	17,819.86	0.00	N/A	10/01/25	07/01/25	8,164,075.26	8,146,255.40	05/01/23
33	303161023	LO	Peachtree City	GA	Actual/360	4.540%	30,987.63	17,373.53	0.00	N/A	08/01/25	--	8,190,561.78	8,173,188.25	05/01/23
34	300571429	MH	Various	Various	Actual/360	5.020%	34,484.46	16,158.99	0.00	N/A	07/06/25	--	8,243,297.53	8,227,138.54	05/06/23
35	304880035	SS	Indianapolis	IN	Actual/360	4.550%	32,851.05	14,807.31	0.00	N/A	11/01/25	--	8,664,014.08	8,649,206.77	05/01/23
36	304880036	MH	Beach Park	IL	Actual/360	4.870%	31,520.18	15,552.35	0.00	N/A	10/01/25	--	7,766,779.61	7,751,227.26	05/01/23
38	304880038	RT	Independence	MO	Actual/360	4.620%	26,129.46	19,344.78	0.00	N/A	08/01/25	--	6,786,872.44	6,767,527.66	05/01/23
39	300571413	OF	West Palm Beach	FL	Actual/360	4.840%	30,856.34	11,046.99	0.00	N/A	10/06/25	07/06/25	7,650,333.46	7,639,286.47	05/06/23
40	310931136	SS	Mililani	HI	Actual/360	4.510%	29,540.50	0.00	0.00	N/A	10/11/25	07/11/25	7,860,000.00	7,860,000.00	05/11/23
41	416000215	RT	High Point	NC	Actual/360	4.770%	29,285.58	10,712.71	0.00	N/A	11/01/25	--	7,367,441.19	7,356,728.48	05/01/23
42	300571407	RT	Wadsworth	OH	Actual/360	4.850%	24,778.87	18,412.43	0.00	N/A	09/06/25	--	6,130,853.98	6,112,441.55	05/06/23
43	304880043	LO	Galveston	TX	Actual/360	5.100%	26,849.17	12,243.21	0.00	N/A	10/05/25	--	6,317,450.99	6,305,207.78	05/05/23
46	304880046	SS	Victoria	TX	Actual/360	4.690%	23,832.76	10,357.68	0.00	N/A	08/05/25	--	6,097,933.72	6,087,576.04	05/05/23
47	304880047	RT	Portsmouth	VA	Actual/360	4.560%	21,104.14	11,552.28	0.00	N/A	11/01/25	--	5,553,721.22	5,542,168.94	05/01/23
48	304880048	RT	Fishers	IN	Actual/360	4.570%	22,226.44	10,049.25	0.00	N/A	08/05/25	--	5,836,264.36	5,826,215.11	05/05/23
49	300571416	LO	Somerset	PA	Actual/360	5.180%	21,421.20	14,286.31	0.00	N/A	10/06/25	--	4,962,440.24	4,948,153.93	05/06/23
50	300571419	LO	La Grande	OR	Actual/360	4.750%	19,421.23	14,785.81	0.00	N/A	10/06/25	--	4,906,415.18	4,891,629.37	05/06/23
51	410931002	MF	Topeka	KS	Actual/360	4.620%	20,570.84	9,077.75	0.00	N/A	10/11/25	--	5,343,076.53	5,333,998.78	05/11/23
52	300571406	MF	Farmers Branch	TX	Actual/360	4.890%	22,145.17	8,336.68	0.00	N/A	09/06/25	06/06/25	5,434,397.40	5,426,060.72	05/06/23
53	304880053	LO	Lawndale	CA	Actual/360	5.090%	21,352.59	9,831.70	0.00	N/A	07/05/25	--	5,034,009.92	5,024,178.22	05/05/23
54	300571431	MH	Various	Various	Actual/360	4.930%	20,249.62	9,786.29	0.00	N/A	07/06/25	--	4,928,914.57	4,919,128.28	05/06/23
55	304880055	LO	Warner Robins	GA	Actual/360	5.500%	21,001.79	12,926.54	0.00	N/A	08/01/25	--	4,582,207.83	4,569,281.29	05/01/23
56	304880056	OF	Memphis	TN	Actual/360	4.780%	19,404.93	9,175.83	0.00	N/A	11/01/25	--	4,871,531.74	4,862,355.91	05/01/23
57	303161031	RT	Norfolk	VA	Actual/360	4.702%	17,198.17	8,999.11	0.00	N/A	10/01/25	--	4,389,154.02	4,380,154.91	05/01/23
58	300571409	RT	Atlantic Beach	FL	Actual/360	4.320%	18,000.00	0.00	0.00	N/A	10/06/25	--	5,000,000.00	5,000,000.00	05/06/23
59	304880059	LO	Smyrna	TN	Actual/360	4.720%	16,114.54	12,305.12	0.00	N/A	11/01/25	--	4,096,917.95	4,084,612.83	05/01/23
60	410931060	RT	Farmington Hills	MI	Actual/360	4.630%	16,368.32	8,839.18	0.00	N/A	09/11/25	--	4,242,330.11	4,233,490.93	05/11/23

© 2021 Computershare. All rights reserved. Confidential.																Page 16 of 33

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
61	300571399	RT	Gulfport	MS	Actual/360	4.840%	18,205.29	7,450.61	0.00	N/A	09/06/25	--	4,513,707.80	4,506,257.19	05/06/23
62	304880062	SS	New Lenox	IL	Actual/360	4.550%	16,810.21	7,577.05	0.00	N/A	11/01/25	--	4,433,462.31	4,425,885.26	05/01/23
63	300571410	LO	Cape Coral	FL	Actual/360	4.920%	16,014.71	10,662.46	0.00	N/A	10/06/25	--	3,906,026.72	3,895,364.26	05/06/23
64	304880064	SS	Beaumont	TX	Actual/360	4.710%	16,401.15	6,964.61	0.00	N/A	11/05/25	--	4,178,637.49	4,171,672.88	05/05/23
65	304880065	MH	Auburn	AL	Actual/360	4.780%	15,547.66	8,007.91	0.00	N/A	08/01/25	--	3,903,178.58	3,895,170.67	05/01/23
66	410928657	RT	Darnestown	MD	Actual/360	4.700%	12,879.26	16,078.06	0.00	N/A	09/11/26	--	3,288,321.00	3,272,242.94	05/11/23
67	410931176	SS	Stockton	CA	Actual/360	4.590%	16,830.00	0.00	0.00	N/A	10/11/25	07/11/25	4,400,000.00	4,400,000.00	05/11/23
68	304880068	SS	Plainfield	IN	Actual/360	4.550%	15,317.14	6,904.06	0.00	N/A	11/01/25	--	4,039,685.78	4,032,781.72	05/01/23
69	304880069	MH	Various	OH	Actual/360	5.000%	14,834.64	10,448.88	0.00	N/A	10/01/25	--	3,560,313.72	3,549,864.84	05/01/23
72	300571403	SS	Clarksville	TN	Actual/360	4.850%	14,333.11	6,246.87	0.00	N/A	09/06/25	--	3,546,336.68	3,540,089.81	05/06/23
73	304880073	OF	Irving	TX	Actual/360	4.740%	13,401.47	6,919.28	0.00	N/A	10/05/25	--	3,392,777.12	3,385,857.84	05/05/23
74	304880074	SS	Greenfield	IN	Actual/360	4.550%	13,683.55	6,167.73	0.00	N/A	11/01/25	--	3,608,847.67	3,602,679.94	05/01/23
75	300571425	RT	Franklin	WI	Actual/360	4.540%	11,790.61	6,535.72	0.00	N/A	10/06/25	--	3,116,461.44	3,109,925.72	05/06/23
76	304880076	SS	Various	LA	Actual/360	4.800%	12,880.37	5,745.25	0.00	N/A	08/01/25	--	3,220,091.98	3,214,346.73	05/01/23
77	410930621	RT	East Lansing	MI	Actual/360	4.750%	12,030.26	6,227.40	0.00	N/A	09/11/25	--	3,039,222.82	3,032,995.42	05/11/23
78	304880078	RT	Springfield	IL	Actual/360	4.590%	12,174.52	5,491.10	0.00	N/A	08/05/25	--	3,182,881.32	3,177,390.22	05/05/23
79	304880079	SS	LaPorte	IN	Actual/360	4.550%	11,804.04	5,320.55	0.00	N/A	11/01/25	--	3,113,152.61	3,107,832.06	05/01/23
80	416000214	OF	Lakewood	CO	Actual/360	4.810%	11,442.76	5,733.57	0.00	N/A	11/01/25	--	2,854,742.79	2,849,009.22	05/01/23
81	304880081	RT	Getzville	NY	Actual/360	4.980%	12,125.38	5,372.67	0.00	N/A	10/01/25	--	2,921,778.88	2,916,406.21	05/01/23
82	304880082	Various Various		ID	Actual/360	4.860%	11,087.36	5,554.03	0.00	N/A	08/05/25	--	2,737,619.17	2,732,065.14	05/05/23
84	304880084	SS	Lewis Center	OH	Actual/360	4.800%	10,526.00	5,292.66	0.00	N/A	11/01/25	--	2,631,500.08	2,626,207.42	05/01/23
85	304880085	SS	Boise	ID	Actual/360	4.710%	10,452.43	5,124.74	0.00	N/A	09/01/25	--	2,663,040.61	2,657,915.87	05/01/23
88	304880088	MH	Mesa	AZ	Actual/360	4.900%	9,183.21	3,952.28	0.00	N/A	08/01/25	--	2,248,950.57	2,244,998.29	05/01/23
89	304880089	MH	Forney	TX	Actual/360	4.950%	8,535.87	4,074.45	0.00	N/A	11/01/25	--	2,069,301.11	2,065,226.66	05/01/23
90	300571404	RT	Benbrook	TX	Actual/360	5.250%	9,082.83	3,962.98	0.00	N/A	09/06/25	--	2,076,074.40	2,072,111.42	05/06/23
93	304880093	RT	Macomb	MI	Actual/360	4.720%	6,825.99	3,570.82	0.00	N/A	09/05/25	--	1,735,420.28	1,731,849.46	05/05/23
94	416000212	MF	Columbus	OH	Actual/360	5.100%	7,085.19	3,230.86	0.00	N/A	10/01/25	--	1,667,104.59	1,663,873.73	05/01/23
96	304880096	SS	South Chicago	IL	Actual/360	4.550%	6,046.05	2,725.21	0.00	N/A	11/01/25	--	1,594,563.95	1,591,838.74	05/01/23

© 2021 Computershare. All rights reserved. Confidential.																Page 17 of 33

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
97	304880097	MH	Norton Shores	MI	Actual/360	4.980%	5,674.51	2,680.85	0.00	N/A	11/01/25	--	1,367,352.92	1,364,672.07	05/01/23
98	416000211	MF	Bowling Green	OH	Actual/360	5.120%	5,430.86	2,459.74	0.00	N/A	10/01/25	--	1,272,856.88	1,270,397.14	05/01/23
99	304880099	MH	Land OLakes	FL	Actual/360	5.200%	5,191.84	2,303.52	0.00	N/A	09/05/25	--	1,198,117.03	1,195,813.51	05/05/23
100	304880100	MH	River Ridge	LA	Actual/360	5.000%	4,643.07	3,248.90	0.00	N/A	11/01/25	--	1,114,337.88	1,111,088.98	05/01/23
101	304880101	MH	Ontario	OR	Actual/360	4.950%	4,688.63	2,250.38	0.00	N/A	10/05/25	--	1,136,636.51	1,134,386.13	05/05/23
102	416000213	MF	Clinton Township	MI	Actual/360	4.930%	4,308.43	2,082.19	0.00	N/A	10/01/25	--	1,048,705.11	1,046,622.92	05/01/23
Totals							3,282,774.29	1,210,853.82	0.00				853,841,044.06	852,630,190.24
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 18 of 33

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
2	2,803,359.00	0.00	--	--	02/13/23	13,674,970.07	489,723.34	192,079.40	6,314,801.78	1,070,972.52	0.00
3	7,073,330.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	3,985,775.48	4,930,626.63	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
5	132,265,797.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
7	9,402,402.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	3,100,359.16	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,333,942.25	662,394.22	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,521,060.55	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,149,105.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1,875,905.30	1,298,230.30	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	30,709.16	0.00
13	1,813,696.83	450,677.17	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,520,531.72	383,581.09	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,553,994.56	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,479,958.51	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,553,899.00	394,967.97	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,370,896.00	1,773,640.45	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,452,052.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	2,492,805.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	780,975.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,235,172.45	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,071,275.17	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,216,403.45	1,270,017.96	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	1,561,672.24	378,805.88	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,136,065.59	852,272.72	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 33

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
30	1,766,849.30	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	759,100.61	708,106.04	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	1,481,118.14	1,600,479.95	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	1,373,943.25	328,781.48	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
38	808,014.86	229,567.90	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	605,109.30	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	628,920.11	611,390.08	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	515,890.64	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	627,652.11	156,912.70	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
49	793,473.24	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	1,925,022.62	2,116,078.68	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
51	654,390.55	0.00	--	--	--	0.00	0.00	0.00	0.00	6,596.06	0.00
52	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
53	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
55	425,796.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
56	423,851.17	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
57	480,409.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
58	1,339,660.89	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
59	219,903.48	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
60	470,364.22	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 33

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
61	560,471.09	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
62	623,161.45	127,907.15	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
63	1,336,574.80	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
64	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
65	403,743.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
66	503,367.48	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
67	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
68	644,076.85	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
69	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
72	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
73	231,722.72	0.00	--	--	--	0.00	0.00	0.00	0.00	1,437.09	0.00
74	555,576.17	127,927.36	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
75	0.00	72,175.70	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
76	596,616.05	136,958.00	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
77	294,781.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
78	249,153.44	84,471.25	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
79	474,237.50	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
80	321,974.00	84,499.68	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	299.76	0.00
81	510,497.83	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
82	392,738.00	69,760.00	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
84	404,877.87	102,230.13	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
85	476,447.82	130,873.25	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
88	371,495.73	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
89	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
90	167,115.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
93	240,164.15	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
94	371,277.24	117,143.10	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
96	262,543.20	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 21 of 33

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
97	245,597.52	205,271.97	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
98	230,438.12	66,659.53	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
99	113,165.20	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
100	251,841.97	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
101	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
102	256,025.54	66,771.74	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	216,139,587.89	19,539,180.08				13,674,970.07	489,723.34	192,079.40	6,314,801.78	1,110,014.59	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 22 of 33

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 23 of 33

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
05/17/23	0	0.00	0	0.00	1	60,000,000.00	1	60,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.613523%	4.577681%	28
04/17/23	0	0.00	0	0.00	1	60,000,000.00	1	60,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.613656%	4.577836%	29
03/17/23	0	0.00	0	0.00	1	60,000,000.00	1	60,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.613781%	4.577981%	30
02/17/23	0	0.00	0	0.00	1	60,000,000.00	1	60,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.613929%	4.578152%	31
01/18/23	0	0.00	0	0.00	1	60,000,000.00	1	60,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.614052%	4.578295%	32
12/16/22	0	0.00	0	0.00	1	60,000,000.00	1	60,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.614174%	4.578437%	33
11/18/22	0	0.00	0	0.00	1	60,000,000.00	1	60,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.614303%	4.578587%	34
10/17/22	0	0.00	0	0.00	1	60,000,000.00	1	60,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.614421%	4.578724%	35
09/16/22	0	0.00	0	0.00	1	60,000,000.00	1	60,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.614546%	4.578868%	36
08/17/22	0	0.00	0	0.00	1	60,000,000.00	1	60,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.614662%	4.579003%	37
07/15/22	0	0.00	0	0.00	1	60,000,000.00	2	60,000,000.00	0	0.00	0	0.00	0	0.00	1	10,685,438.79	4.614780%	4.579140%	38
06/17/22	0	0.00	0	0.00	2	70,705,346.12	1	10,705,346.12	0	0.00	0	0.00	0	0.00	0	0.00	4.618891%	4.579884%	39
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 24 of 33

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
2	300571422	02/06/21	26	6	192,079.40	6,314,801.78	1,469,800.34	60,000,000.00	01/06/21	13		03/29/21
Totals					192,079.40	6,314,801.78	1,469,800.34	60,000,000.00

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 25 of 33

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		96,182,121	96,182,121	0		0
25 - 36 Months		753,175,826	693,175,826	0		60,000,000
37 - 48 Months		3,272,243	3,272,243	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

May-23	852,630,190	792,630,190	0	0	60,000,000	0
Apr-23	853,841,044	793,841,044	0	0	60,000,000	0
Mar-23	854,970,065	794,970,065	0	0	60,000,000	0
Feb-23	856,326,330	796,326,330	0	0	60,000,000	0
Jan-23	857,445,317	797,445,317	0	0	60,000,000	0
Dec-22	858,559,787	798,559,787	0	0	60,000,000	0
Nov-22	859,747,469	799,747,469	0	0	60,000,000	0
Oct-22	860,829,829	800,829,829	0	0	60,000,000	0
Sep-22	861,983,215	801,983,215	0	0	60,000,000	0
Aug-22	863,056,548	803,056,548	0	0	60,000,000	0
Jul-22	864,112,491	804,112,491	0	0	60,000,000	0
Jun-22	875,944,001	805,238,654	0	0	60,000,000	10,705,346
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 26 of 33

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2	300571422	60,000,000.00	60,000,000.00	79,000,000.00	08/10/22	1,917,596.00	0.47370	12/31/22	10/06/25	269
Totals		60,000,000.00	60,000,000.00	79,000,000.00		1,917,596.00

© 2021 Computershare. All rights reserved. Confidential.										Page 27 of 33

Specially Serviced Loan Detail - Part 2

Servicing
	Property			Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
2	300571422	LO	NJ	01/06/21	13

5/3/2023: Loan was transferred to Special Servicing on 1/6/2021 due to Imminent Default. Loan is currently past due for 11/6/2020 payment. Sponsor will no longer support the Hotel, and is cooperating in a friendly foreclosure process with the appoin tment of a receiver. Consensual foreclosure action filed 3/30/2021. Receiver appointed on 4/12/2021. Receiver responsible for managing the facility under existing Franchise Agreement. Iron Hound, on behalf of Borrower, made a modified DPO offer to Midland, which did not warrant discussion and rejected. The receiver has listed the property for sale with Eastdil in 2022 and early 2023, but no acceptable bids were received. The property has been taken off the market and the receiver will continue to operate the property until more favorable market conditions are available to relaunch marketing.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 28 of 33

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
11	304880011	22,184,344.89	4.89000%	22,184,344.89	4.89000%	10	06/01/20	06/01/20	07/13/20
14	310930274	18,207,453.54	4.54000%	18,207,453.54	4.54000%	10	06/10/20	06/11/20	08/11/20
22	300571411	11,955,170.73	4.82000%	11,955,170.73	4.82000%	10	07/16/20	05/06/20	09/11/20
29	304880029	8,927,689.79	4.98000%	8,927,689.79	4.98000%	10	05/01/20	05/01/20	07/13/20
61	300571399	4,741,799.47	4.84000%	4,741,799.47	4.84000%	10	06/05/20	06/06/20	07/13/20
Totals		66,016,458.42		66,016,458.42
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 29 of 33

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
23	303161033 07/15/22	10,705,346.12	12,100,000.00	13,681,154.47	2,151,317.51	13,681,154.47	11,529,836.96	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		10,705,346.12	12,100,000.00	13,681,154.47	2,151,317.51	13,681,154.47	11,529,836.96	0.00	0.00	0.00	0.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 30 of 33

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
23	303161033	07/15/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 31 of 33

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	12,500.00	0.00	0.00	56,808.10	0.00	0.00	0.00	0.00	0.00	0.00
56	0.00	0.00	0.00	0.00	285.81	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	12,500.00	0.00	285.81	56,808.10	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		69,593.91

© 2021 Computershare. All rights reserved. Confidential.												Page 32 of 33

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 33 of 33